Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
As of December 31, 2021 and 2022, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2021	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,570,563	5,570,563	—	—

Total	5,570,563	5,570,563	—	—

	Fair Value Measured as of December 31,
Description	2022	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,018,129	5,018,129	—	—
Short-term investments	300,240	—	300,240	—

Total	5,318,369	5,018,129	300,240	—